Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

Barclays Capital Inc.
(together, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2020-2PAC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NCMS 2020-2PAC Accounting Tape.xlsx” provided to us on January 10, 2020 (the “Data File”) containing information pertaining to two mortgage loans (“Mortgage Loans”) and two related mortgaged properties (“Mortgaged Properties”) which we were informed are to be included as collateral in the offering of the Natixis Commercial Mortgage Securities Trust 2020-2PAC, Commercial Mortgage Pass-Through Certificates, Series 2020-2PAC. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in the attribute column in Attachment B.
•	The term “Calculation Methodology” means the “Calculation Methodology” column listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loans and the related Mortgaged Properties in the Data File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originators of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

January 10, 2020

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Loan Agreement
Property Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Property Subtype	Appraisal
Total SF/Units	Underwritten Rent Roll, Borrower Rent Roll
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll
Year Built	Appraisal
Year Renovated	Appraisal
Environmental Report Type	ESA
Environmental Report Date	ESA
Phase II Recommended	ESA
Phase II Performed	ESA
Engineering Report Date	PCR Report
Seismic Report Date	Seismic Report
Seismic Zone	Seismic Report
PML (%)	Seismic Report
Environmental Insurance	Insurance Certificate
Earthquake Insurance	Insurance Certificate
Terrorism Insurance	Insurance Certificate
Blanket Insurance Policy (Y/N)	Insurance Certificate
Loan Purpose	Closing Statement
Appraised Value	Appraisal
A-1

ATTACHMENT A

Attribute	Source Document(s)
Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal
Appraised CapRate (%)	Appraisal
Appraisal Date	Appraisal
As-is Appraised Value	Appraisal
As-is Date of Valuation	Appraisal
As-Stabilized Appraised Value	Appraisal
As-Stabilized Appraised Value Date	Appraisal
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Pari Passu Split (Y/N)	Promissory Note, Loan Agreement, Note Splitter
Pari Passu Note Control (Y/N)	Promissory Note, Loan Agreement, Note Splitter
Original Balance Pari Passu (Trust)	Promissory Note, Loan Agreement, Note Splitter
Original Balance Pari Passu (Non-Trust Future Funding)	Promissory Note, Loan Agreement, Note Splitter
Addit Debt Permitted (Y/N)	Loan Agreement, Promissory Note
Type of Addit Debt Permitted	Loan Agreement, Promissory Note
Addit Debt Exist (Y/N)	Loan Agreement, Promissory Note
Addit Debt Type	Loan Agreement, Promissory Note
Addit Debt Original Balance	Loan Agreement, Promissory Note
Addit Debt Cut-off Balance	Loan Agreement, Promissory Note
Addit Debt Maturity Balance	Loan Agreement, Promissory Note
Addit Debt Interest Rate	Loan Agreement, Promissory Note
Original Balance	Loan Agreement, Promissory Note
Cut-off Date Balance	Loan Agreement, Promissory Note
Maturity Balance	Loan Agreement, Promissory Note
Pooled Component Cut-off Date Balance	Provided by the Company
Non-Pooled Component Cut-off Date Balance	Provided by the Company
A-2

ATTACHMENT A

Attribute	Source Document(s)
Description of Non-Pooled Components	Provided by the Company
Mortgage Loan Interest Rate (%)	Loan Agreement
Pooled Component Interest Rate (%)	Loan Agreement
Non-Pooled Component Interest Rate (%)	Loan Agreement
Amortization Type	Loan Agreement
Accrual Type	Loan Agreement
I/O Period	Loan Agreement
Term	Loan Agreement
Amort. Term	Loan Agreement
CutOff Date	Provided by the Company
Payment Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
Note Date	Promissory Note
First Payment Date	Loan Agreement
ARD (Y/N)	Loan Agreement
Maturity/ARD Date	Loan Agreement
Final Mat Date	Loan Agreement
ARD Step Up (%)	Loan Agreement
Post-ARD Hyper Am? (Yes/No)	Loan Agreement
Partial IO Last IO Payment	Loan Agreement
Partial IO Loan First P&I Payment	Loan Agreement
Call Protection Description	Loan Agreement
Lockout End Date	Loan Agreement
Defeasance Allowed	Loan Agreement
Defeasance Summary	Loan Agreement
Prepayment / Defeasance Begin Date	Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Prepayment / Defeasance End Date	Loan Agreement
Yield Maint. Allowed	Loan Agreement
Yield Maint. Provision	Loan Agreement
Yield Maintenance Index	Loan Agreement
Yield Maintenance Discount	Loan Agreement
Yield Maintenance Margin	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Original Lockout	Loan Agreement
Defeasance Option Start Date	Loan Agreement
Yield Maint. End Date	Loan Agreement
Open Payments	Loan Agreement
Original String	Loan Agreement
Open Period Begin Date	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Partial Release Provisions	Loan Agreement
Current Occupancy	Underwritten Rent Roll
Current Occupancy Date	Underwritten Rent Roll
Most Recent Occupancy	Historical Rent Roll
Most Recent Occupancy Date	Historical Rent Roll
Second Most Recent Occupancy	Historical Rent Roll
Second Most Recent Occupancy Date	Historical Rent Roll
Third Most Recent Occupancy	Historical Rent Roll
Third Most Recent Occupancy Date	Historical Rent Roll
2016 Revenues	Underwritten Cash Flow
2016 Total Expenses	Underwritten Cash Flow
2017 Revenues	Underwritten Cash Flow
2017 Total Expenses	Underwritten Cash Flow
A-4

ATTACHMENT A

Attribute	Source Document(s)
2018 Revenues	Underwritten Cash Flow
2018 Total Expenses	Underwritten Cash Flow
Most Recent Revenues	Underwritten Cash Flow
Most Recent Expenses	Underwritten Cash Flow
Most Recent Net Cash Flow Amount	Underwritten Cash Flow
As of	Underwritten Cash Flow
Most Recent Financials Start Date	Underwritten Cash Flow
As-Is UW Revenues	Underwritten Cash Flow
As-Is UW Total Expenses	Underwritten Cash Flow
As-Is UW Capital Items	Underwritten Cash Flow
U/W Economic Occupancy	Underwritten Cash Flow
Single Tenant	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Unit Size	Underwritten Rent Roll
Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Unit Size	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Unit Size	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
4th Largest Tenant	Underwritten Rent Roll
4th Largest Tenant Unit Size	Underwritten Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll
5th Largest Tenant	Underwritten Rent Roll
5th Largest Tenant Unit Size	Underwritten Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll
A-5

ATTACHMENT A

Attribute	Source Document(s)
Master Lease (Y/N)	Master Lease Agreement
Master Lease Details	Master Lease Agreement
Title Type	Title Policy
Ground Lease Expiration	Ground Lease, Loan Agreement
Ground Lease Extension Options	Ground Lease, Loan Agreement
Ground Lease Fully Extended Expiration	Ground Lease, Loan Agreement
Annual Ground Lease Payment	Ground Lease, Estoppel Agreement, Loan Agreement
Ground Lease Escalation Terms	Ground Lease, Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Crossed Loan	Loan Agreement
Related Borrower	Loan Agreement
Borrower Name	Loan Agreement
Single Purpose Entity (Yes/No)	Loan Agreement
Recycled SPE (Yes/No)	Recycled SPE Certificate
SPE State	Loan Agreement
Non Consolidation Opinion (Yes/No)	Non Consolidation Opinion
Number of Independent Directors	Loan Agreement
TIC Borrower? (Yes/No)	Loan Agreement
Delaware LLC or LP? (Yes/No)	Loan Agreement
Delaware Statutory Trust? (Yes/No)	Loan Agreement
Tenant-in-Common	Loan Agreement
Sponsor	Provided by the Company
Carve-out Guarantor	Guaranty
Warm Body Guarantor (Yes/No)	Guaranty
Property Manager	Management Agreement
Hotel Franchise Flag	Franchise Agreement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Franchise Agreement Expiration	Franchise Agreement
Lockbox (Y/N)	Loan Agreement
Lockbox In-place	Loan Agreement
Lockbox Type	Loan Agreement
Cash Management	Loan Agreement
Lockbox Trigger	Loan Agreement
Upfront CapEx Reserve	Closing Statement, Loan Agreement
Monthly Capex Reserve	Closing Statement, Loan Agreement
Capex Escrow Cash or LOC	Closing Statement, Loan Agreement
CapEx Reserve Cap	Loan Agreement
Upfront Eng. Reserve	Closing Statement, Loan Agreement
Upfront Envir. Reserve	Closing Statement, Loan Agreement
Monthly Envir. Reserve	Closing Statement, Loan Agreement
Envir. Escrow Cash or LOC	Closing Statement, Loan Agreement
Envir. Reserve Cap	Loan Agreement
Upfront TI/LC Reserve	Closing Statement, Loan Agreement
Monthly TI/LC Reserve	Closing Statement, Loan Agreement
TI/LC Reserve Cash or LOC	Closing Statement, Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Upfront Rollover Reserve	Closing Statement, Loan Agreement
Monthly Rollover Reserve	Closing Statement, Loan Agreement
Rollover Reserve Cash or LOC	Closing Statement, Loan Agreement
Rollover Reserve Cap	Loan Agreement
Upfront RE Tax Reserve	Closing Statement, Loan Agreement
Monthly RE Tax Reserve	Closing Statement, Loan Agreement
RE Tax Escrow Cash or LOC	Closing Statement, Loan Agreement
RE Tax Reserve Cap	Loan Agreement
A-7

ATTACHMENT A

Attribute	Source Document(s)
Upfront Ins. Reserve	Closing Statement, Loan Agreement
Monthly Ins. Reserve	Closing Statement, Loan Agreement
Insurance Escrow Cash or LOC	Closing Statement, Loan Agreement
Insur. Reserve Cap	Loan Agreement
Upfront Debt Service Reserve	Closing Statement, Loan Agreement
Monthly Debt Service Reserve	Closing Statement, Loan Agreement
Debt Service Reserve Cash or LOC	Closing Statement, Loan Agreement
Debt Service Reserve Cap	Loan Agreement
Upfront Free Rent Reserve	Closing Statement, Loan Agreement
Monthly Free Rent Reserve	Closing Statement, Loan Agreement
Free Rent Reserve Cash or LOC	Closing Statement, Loan Agreement
Free Rent Reserve Cap	Loan Agreement
Upfront Other Reserve	Closing Statement, Loan Agreement
Upfront Other Description	Closing Statement, Loan Agreement
Monthly Other Reserve	Closing Statement, Loan Agreement
Other Monthly Description	Closing Statement, Loan Agreement
Other Reserve Cash or LOC	Closing Statement, Loan Agreement
Other Reserve Cap	Loan Agreement
Hold Back	Closing Statement, Loan Agreement
Letter of Credit	Closing Statement, Loan Agreement
Description of LOC	Closing Statement, Loan Agreement
Counterparty of LOCs	Closing Statement, Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Condominium Present?	Loan Agreement
Previous Securitization	Provided by the Company
Master Servicing Fee Rate	Provided by the Company
A-8

ATTACHMENT A

Attribute	Source Document(s)
Primary Servicing Fee Rate	Provided by the Company
Trustee & Paying Agent Fee	Provided by the Company
Operating Advisor Fee	Provided by the Company
CREFC Fee	Provided by the Company
Servicer Fee	Provided by the Company
Admin. Fee	Provided by the Company

A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Aggregate Original Balance Pari Passu (Trust+Non-Trust Future Funding)	Sum of the Original Balance Pari Passu (Trust) and the Original Balance Pari Passu (Non-Trust Future Funding).
Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust Future Funding)	Sum of the Original Balance Pari Passu (Trust) and the Original Balance Pari Passu (Non-Trust Future Funding).
Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust Future Funding)	Sum of the Original Balance Pari Passu (Trust) and the Original Balance Pari Passu (Non-Trust Future Funding).
Addit Debt Annual Debt Service	Addit Debt Original Balance multiplied by Addit Debt Interest Rate multiplied by 365/360.
Total Original Debt Balance (Pari + B-note + Mezz)	Sum of the Original Balance Pari Passu (Trust), the Original Balance Pari Passu (Non-Trust Future Funding), and Addit Debt Original Balance.
Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Sum of the Original Balance Pari Passu (Trust), the Original Balance Pari Passu (Non-Trust Future Funding), and Addit Debt Original Balance.
Total Debt Maturity Balance (Pari + B-note + Mezz)	Sum of the Original Balance Pari Passu (Trust), the Original Balance Pari Passu (Non-Trust Future Funding), and Addit Debt Original Balance.
Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Sum of Addit Debt Annual Debt Service and Trust Annual Debt Service.
Funded Loan per Unit	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust Future Funding) divided by Total SF/Units.
Maturity Balance per Unit	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust Future Funding) divided by Total SF/Units.
% of Pooled Trust Balance	Respective Pooled Component Cut-off Date Balance divided by the sum of Pooled Component Cut-off Date Balances.
Pooled Component Cut-off Date Balance PSF	Pooled Component Cut-off Date Balance divided by Total SF/Units.
Non-Pooled Component Cut-off Date Balance PSF	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust Future Funding) divided by Total SF/Units.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Pooled Component Annual Debt Service	Pooled Component Cut-off Date Balance multiplied by Pooled Component Interest Rate (%) multiplied by 365/360.
Pooled Component Monthly Debt Service	Pooled Component Annual Debt Service divided by 12.
Non-Pooled Component Annual Debt Service	Non-Pooled Component Cut-off Date Balance multiplied by Non-Pooled Component Interest Rate (%) multiplied by 365/360.
Non-Pooled Component Monthly Debt Service	Non-Pooled Component Annual Debt Service divided by 12.
Trust Annual Debt Service	Sum of the Pooled Component Annual Debt Service and the Non-Pooled Component Annual Debt Service.
Trust Monthly Debt Service	Trust Annual Debt Service divided by 12.
Rem. Term	Term less Seasoning.
Rem. Amort.	Amort. Term less Seasoning subject to a minimum of 0.
Seasoning	Number of payments between and including the First Payment Date and the CutOff Date.
Lockout Remaining	Original Lockout less Seasoning.
Remaining Defeasance Payments	Number of payments between the Defeasance Option Start Date and the Yield Maint. End Date.
Remaining Yield Maintenance Payments	Number of payments between the Defeasance Option Start Date and the Yield Maint. End Date.
2016 NOI	2016 Revenues less 2016 Total Expenses.
2017 NOI	2017 Revenues less 2017 Total Expenses.
2018 NOI	2018 Revenues less 2018 Total Expenses.
Most Recent NOI	Most Recent Revenues less Most Recent Expenses.
As-Is UW NOI	As-Is UW Revenues less As-Is UW Total Expenses.
As-Is UW NCF	As-Is UW NOI less As-Is UW Capital Items.
Pooled Component Cut-off Date LTV (%)	Pooled Component Cut-off Date Balance divided by Appraised Value.
Non-Pooled Component Cut-off Date LTV (%)	Cut-off Date Balance divided by Appraised Value.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Pooled Component Cut-off Date As-Is UW NOI DSCR	As-Is UW NOI divided by Pooled Component Annual Debt Service.
Non-Pooled Component Cut-off Date As-Is UW NOI DSCR	As-Is UW NOI divided by Trust Annual Debt Service.
Pooled Component Cut-off Date As-Is UW NCF DSCR	As-Is UW NCF divided by Pooled Component Annual Debt Service.
Non-Pooled Component Cut-off Date As-Is UW NCF DSCR	As-Is UW NCF divided by Trust Annual Debt Service.
Pooled Component Cut-off Date As-Is UW NOI Debt Yield	As-Is UW NOI divided by Pooled Component Cut-off Date Balance.
Non-Pooled Component Cut-off Date As-Is UW NOI Debt Yield	As-Is UW NOI divided by Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust Future Funding).
Pooled Component Cut-off Date As-Is UW NCF Debt Yield	As-Is UW NCF divided by Pooled Component Cut-off Date Balance.
Non-Pooled Component Cut-off Date As-Is UW NCF Debt Yield	As-Is UW NCF divided by Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust Future Funding).
Total Debt As-Stabilized LTV	Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided by Appraised Value.
Total Debt Current UW NOI DSCR	As-Is UW NOI divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service
Total Debt Current UW NCF DSCR	As-Is UW NCF divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service
Total Debt UW NOI DY	As-Is UW NOI divided by Total Original Debt Balance (Pari + B-note + Mezz).
Total Debt UW NCF DY	As-Is UW NCF divided by Total Original Debt Balance (Pari + B-note + Mezz).
Total Debt As-Is LTV	Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided by Appraised Value.
Total Debt MAT_LTV	Total Debt Maturity Balance (Pari + B-note + Mezz) divided by As-Stabilized Appraised Value.
Total Debt Per Unit	Total Original Debt Balance (Pari + B-note + Mezz) divided by Total SF/Units.
Net Mortgage Interest Rate	Pooled Component Interest Rate (%) less Admin. Fee.

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1